Taxes (Details 2) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 167,739	$ 305,818
Income taxes payable	106,143	102,986
Other taxes payable	5,104	9,012
Total taxes payable	$ 278,986	$ 417,816